Financial Instruments - Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Balance, beginning of year	$ 605,964	$ 623,856
Bad debt expenses	5,952
Foreign exchange loss (gain)	4,930	(17,892)
Balance, end of year	$ 616,846	$ 605,964